Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

13.    Stock-based Compensation

Original Stock Option Plan

Certain employees of the Company participate in the equity-based compensation plan of Privateer Holdings, Inc. (the “Original Plan”) under the terms and valuation method detailed in our Annual Financial Statements. For the three and six months ended June 30, 2019, the total stock-based compensation expense associated with the Original Plan was $158 and $268, respectively (2018 – $169 and $200).

Stock option activity under the Original Plan is as follows:

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2018	592,594	$4.14	8.1	$989
Allocated to Tilray	143,794	4.26
Exercised	(13,370)	3.79
Forfeited	(6,310)	4.24
Cancelled	(1,042)	3.88

Balance June 30, 2019	715,666	$4.21	7.8	$30,892

Vested and expected to vest, June 30, 2019	644,381	$4.03	7.7	$27,933

Vested and exercisable, June 30, 2019	353,209	$3.18	7.2	$15,610

No stock options were granted under the Original Plan during the six months ended June 30, 2019 (2018 – 301,442). As of June 30, 2019, the total remaining unrecognized stock-based compensation expense related to non-vested stock options amounted to $856 which will be recognized over the weighted-average remaining requisite service period of approximately 0.9 year. The total fair value of stock options vested during the six months ended June 30, 2019 was $341 (2018 – $85).

New Stock Option and Restricted Stock Unit Plan

The Company adopted the 2018 Equity Incentive Plan (the “New Plan”) as amended and approved by stockholders in May 2018 under the terms and valuation methods detailed in our Annual Financial Statements. As of June 30, 2019, 12,926,172 shares were reserved for issuance under the New Plan. For the three and six months ended June 30, 2019, total stock-based compensation expense associated with the New Plan was $7,427 and $12,623, respectively (2018 – $5,432 and $5,432).

Stock option and restricted stock unit (“RSU”) activity under the New Plan are as follows:

Time-based stock option activity

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2018	6,015,041	$13.54	7.7	$342,916
Granted	10,000	70.25
Exercised	(488,840)	7.76
Forfeited	(46,162)	28.27

Balance June 30, 2019	5,490,039	$14.03	8.9	$189,799

Vested and expected to vest, June 30, 2019	5,281,387	$13.85	8.9	$183,208

Vested and exercisable, June 30, 2019	1,800,954	$7.76	8.9	$69,877

The weighted-average fair values of stock options granted during the six months ended June 30, 2019 was $28.88 per share. During the six months ended June 30, 2018, 5,479,196 time-based stock options were granted under the New Plan. As of June 30, 2019, the total remaining unrecognized compensation expense related to non-vested stock options of $30,068 will be recognized over the weighted-average remaining requisite service period of approximately 2.4 years. The total fair value of stock options vested for the six months ended June 30, 2019 was $5,500 (2018 – nil).

Performance-based stock option activity

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2018	600,000	$7.76	9.4	$37,668
Exercised	(80,000)	7.76

Balance June 30, 2019	520,000	$7.76	8.9	$20,176

Vested and expected to vest, June 30, 2019	518,991	$7.76	8.9	$20,137

Vested and exercisable, June 30, 2019	220,000	$7.76	8.9	$8,536

No performance-based stock options were granted under the New Plan during the six months ended June 30, 2019. During the six months ended June 30, 2018, 600,000 performance-based stock options were granted under the New Plan. As of June 30, 2019, the total remaining unrecognized compensation expense related to non-vested stock options of $70 will be recognized over the weighted-average remaining requisite service period of approximately 0.1 year. The total fair value of stock options vested as of June 30, 2019 was $913 (December 31, 2018 – $1,246).

Time-based RSU activity

	Time-based RSUs	Weighted-average grant-date fair value per share
Non-vested December 31, 2018	237,222	$49.86
Granted	756,825	55.27
Issued on vesting	(35,000)	7.76
Forfeited	(30,891)	61.47

Non-vested June 30, 2019	928,156	$55.47

As of June 30, 2019, $42,691 of total unrecognized compensation expense related to non-vested time-based RSUs will be recognized over a weighted-average period of 2.7 years. During the six months ended June 30, 2018, 140,000 time-based RSUs were granted under the New Plan.

Performance-based RSUs activity

	Performance-based RSUs	Weighted-average grant-date fair value per share
Non-vested December 31, 2018	1,050,000	$7.76
Issued on vesting	(478,125)	7.76

Non-vested June 30, 2019	571,875	$7.76

As of June 30, 2019, $736 of total unrecognized compensation expense related to non-vested performance-based RSUs will be recognized over a weighted-average period of 1.0 year. During the six months ended June 30, 2018, 1,050,000 performance-based RSUs were granted under the New Plan.

13. Stock-Based Compensation

Original Stock Option Plan

Certain employees of the Company participate in the Original Plan. For the year ended December 31, 2018, the total stock-based compensation expense associated with the Original Plan was $359 (December 31, 2017 – $139 and 2016 – $94).

The Original Plan has 6,760,879 shares of Privateer Holdings common stock reserved for issuance under the Original Plan. Stock options granted under the Original Plan may be either incentive stock options or nonqualified stock options. Stock options and shares of Privateer Holdings common stock issued under the Original Plan are determined by the Board of Directors of Privateer Holdings and may not be issued at less than 100% of the fair value of the shares on the date of the grant. Fair value is determined by the Board of Directors of Privateer Holdings. Stock options will generally vest over a period of four years and expire, if not exercised, 10 years from the date of grant. Shares of Privateer Holdings common stock may be issued in exchange for services based on the fair value of the services or the fair value of the Privateer Holdings common stock at the time of grant, as determined by the Board of Directors of Privateer Holdings. The compensation expense under the Original Plan is allocated from Privateer Holdings to Tilray employees who holds options under the Original Plan.

The fair value of each stock option to employees granted under the Original Plan is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2018	2017	2016
Expected stock option life	5.15 years	5.84 years	6.05 years
Expected volatility	48.82%	56.23%	63.32%
Risk-free interest rate	2.35%	2.01%	1.46%
Expected dividend yield	—%	—%	—%

The expected life of the stock options represents the period of time stock options are expected to be outstanding and is estimated considering vesting terms and employees’ historical exercise and post-vesting employment termination behavior. Expected volatility is based on historical volatilities of public companies operating in a similar industry to Privateer Holdings. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield was determined based on the stock option’s exercise price and expected annual dividend rate at the time of grant.

Stock option activity for the Company under the Original Plan is as follows:

	Stock Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2017	364,571	$2.41	7.9	$1,185
Granted	304,942	5.92
Exercised	(45,688)	1.81
Forfeited	(25,881)	5.14
Cancelled	(5,350)	3.29

Balance December 31, 2018	592,594	$4.14	8.1	$989

Vested and expected to vest, December 31, 2018	522,301	$3.94	8.0	$955

Vested and exercisable, December 31, 2018	286,393	$2.85	7.2	$805

The weighted-average fair values of all stock options granted in 2018, 2017 and 2016 were $3.05, $1.79 and $1.91, respectively. The total intrinsic values of stock options exercised in 2018, 2017 and 2016 were $176, $19 and $51, respectively. As of December 31, 2018, the total remaining unrecognized compensation expense related to non-vested stock options amounted to $557, which will be amortized over the weighted-average remaining requisite service period of approximately 1.1 years. The total fair values of stock options vested in 2018, 2017 and 2016 were $276, $145 and $118, respectively.

New Stock Option and Restricted Stock Unit Plan

The Company adopted the New Plan, which was amended and approved by stockholders in May 2018. The New Plan authorizes the award of stock options and RSUs to employees, including officers, non-employee directors and consultants and the employees and consultants of our affiliates. Shares subject to awards granted under the New Plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, do not reduce the number of shares available for issuance under the New Plan. Additionally, shares become available for future grant under the New Plan if they were issued under the New Plan and if the Company repurchases them or they are forfeited. This includes shares used to pay the exercise price of an award or to satisfy the tax withholding obligations related to an award. The maximum number of shares of common stock subject to stock awards granted under the New Plan or otherwise during any one calendar year to any non-employee director, taken together with any cash fees paid by the Company to such non-employee director during such calendar year for service on the board of directors, will not exceed five hundred thousand dollars in total value, calculating the value of any such stock awards based on the grant date fair value of such stock awards for financial reporting purposes, or, with respect to the calendar year in which a nonemployee director is first appointed or elected to our board of directors, one million dollars.

Stock options represent the right to purchase shares of our Class 2 common stock on the date of exercise at a stated exercise price. The exercise price of a stock option generally must be at least equal to the fair market value of our shares of Class 2 common stock on the date of grant. Our compensation committee may provide for stock options to be exercised only as they vest or to be immediately exercisable with any shares issued on exercise being subject to our right of repurchase that lapses as the shares vest. The maximum term of stock options granted under the New Plan is ten years.

RSUs represent an offer by the Company to issue or sell shares of our Class 2 common stock subject to vesting restrictions, which may lapse based on time or achievement of performance conditions. Unless otherwise determined by our compensation committee at the time of grant, vesting will cease on the date the participant no longer provides services to the Company and unvested shares will be forfeited or repurchased by the Company. If an RSU has not been forfeited, then on the date specified in the RSUs, the Company will deliver to the holder a number of whole shares of Class 2 common stock, cash or a combination of shares of our Class 2 common stock and cash. Additionally, dividend equivalents may be credited in respect of shares covered by the RSUs. Any additional shares covered by the RSU credited by reason of such dividend equivalents will be subject to all of the same terms and conditions of the underlying RSU agreement to which they relate. The RSUs generally vest over a 3-or-4 year period. The fair value of RSUs are based on the share price as at date of grant.

Stock appreciation rights (“SAR”) provide for a payment, or payments, in cash or shares of Class 2 common stock to the holder based upon the difference between the fair market value of shares of our Class 2 common stock on the date of exercise and the stated exercise price. The maximum term of SARs granted under the New Plan is ten years. No SARs were issued in 2018.

The New Plan permits the grant of performance-based stock and cash awards. The performance goals may be based on company-wide performance or performance of one or more business units, divisions, affiliates or business segments and may be either absolute or relative to the performance of one or more comparable companies or the performance of one or more relevant indices. The length of any performance period, the performance goals to be achieved during the performance period, and the measure of whether and to what degree such performance goals have been attained will be conclusively determined by the board of directors.

As of May 21, 2018, 9,199,338 shares of Class 2 common stock had been reserved for issuance under the New Plan. The number of shares of Class 2 common stock reserved for issuance under the New Plan will automatically increase on January 1 of each calendar year, for a period of not more than ten years, starting on January 1, 2019 and ending on and including January 1, 2027, in an amount equal to 4% of the total number of shares of our common stock outstanding on December 31 of the prior calendar year, or a lesser number of shares determined by our board of directors. The shares reserved include only the outstanding shares related to stock options and RSUs, and excludes stock options outstanding under the Original Plan. The number of shares reserved for issuance under the New Plan are 12,926,172 shares, effective as of January 1, 2019.

For the year ended December 31, 2018, the total stock-based compensation expense associated with the New Plan was $20,629. As at December 31, 2017, no stock options, RSUs or restricted stock awards were granted under the New Plan.

The fair value of each stock option granted to employees under the New Plan is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Assumptions 2018
Expected stock option life (years)	5.79 years
Expected volatility	58.54%
Risk-free interest rate	2.92%
Expected dividend yield	—%

The expected life of the awards represents the period of time stock options are expected to be outstanding and is estimated considering vesting terms and employees’ historical exercise and post-vesting employment termination behavior. Expected volatility is based on historical volatilities of public companies operating in a similar industry to the Company. A forfeiture rate is estimated at the time of grant to reflect the amount of awards that are granted but are expected to be forfeited by the award holder prior to vesting. The estimated forfeiture rate applied to these amounts is derived from management’s estimate of the future stock option forfeiture behavior over the expected life of the awards. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant.

Stock option and RSU activity for the Company under the New Plan is as follows:

Time-based stock option activity

	Stock Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2017	—	$—		$—
Granted	6,106,011	13.66		—
Exercised	—	—		—
Forfeited	(90,970)	21.49		—
Cancelled	—	—		—

Balance December 31, 2018	6,015,041	$13.54	7.7	$342,916

Vested and expected to vest, December 31, 2018	5,708,817	$13.54	9.4	$326,567

Vested and exercisable, December 31, 2018	1,312,500	$7.76	9.4	$82,399

The weighted-average fair values of all time-based stock options granted in 2018 was $7.74 per share. As of December 31, 2018, the total remaining unrecognized compensation expense related to non-vested stock options amounted to $38,250, which will be amortized over the weighted-average remaining requisite service period of approximately 2.8 years. The total fair value of stock options vested in 2018 were $5,508.

Performance-based stock option activity

	Stock Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value
Balance December 31, 2017	—	$—		$—
Granted	600,000	7.76		—
Exercised	—	—		—
Forfeited	—	—		—
Cancelled	—	—		—

Balance December 31, 2018	600,000	$7.76	9.4	$37,668

Vested and expected to vest, December 31, 2018	591,486	$7.76	9.4	$37,134

Vested and exercisable, December 31, 2018	300,000	$7.76	9.4	$18,834

The weighted-average fair values of all performance-based stock options granted in 2018 was $4.15 per share. As of December 31, 2018, the total remaining unrecognized compensation expense related to non-vested stock options amounted to $593, which will be amortized over the weighted-average remaining requisite service period of approximately 0.6 years. The total fair value of stock options vested in 2018 were $1,246.

Time-based RSU activity

The following table summarizes non-vested time-based RSU activity during 2018:

	Time-based RSUs	Weighted-average grant-date fair value per share
Non-vested December 31, 2017	—	$—
Granted	238,082	50.08
Exercised	—	—
Forfeited	(860)	110

Non-vested December 31, 2018	237,222	$49.86

As of December 31, 2018, there was approximately $10,336 of total unrecognized compensation cost related to non-vested time-based RSUs that will be recognized as expense over a weighted-average period of 3.17 years. No time-based RSUs vested during the period.

Performance-based RSUs

The following table summarizes non-vested performance-based RSU activity during 2018:

	Performance-based RSUs	Weighted-average grant-date fair value per share
Non-vested December 31, 2017	—	$—
Granted	1,050,000	7.76
Exercised	—	—
Forfeited	—	—

Non-vested December 31, 2018	1,050,000	$7.76

As of December 31, 2018, there was approximately $1,882 of total unrecognized compensation cost related to non-vested performance-based RSUs that will be recognized as expense over a weighted-average period of 1.73 years. No performance-based RSUs vested during the period.